AXS Adaptive Plus Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 57.8%
	United States Treasury Bill
$8,000,000	0.000%, 8/7/2025	$7,965,000
5,000,000	0.000%, 10/9/2025	4,942,090
10,000,000	0.000%, 12/4/2025	9,821,900
	TOTAL U.S. TREASURY BILLS
	(Cost $22,733,969)	22,728,990

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 23.1%
	CALL OPTIONS — 23.1%
8,270	Nomura Galaxy Option-ProfitScore Regime-Adaptive Equity Index Counterparty: Nomura Securities, Current Price: $1,096.21, Exercise Price: $0.0001, Notional Amount: $83, Expiration Date: September 16, 2025*,1	9,065,589
	TOTAL CALL OPTIONS
	(Cost $7,531,065)	9,065,589
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $7,531,065)	9,065,589

Number of Shares
	SHORT-TERM INVESTMENTS — 19.3%
7,603,095	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 4.11%[2]	7,603,095
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,603,095)	7,603,095
	TOTAL INVESTMENTS — 100.2%
	(Cost $37,868,129)	39,397,674
	Liabilities in Excess of Other Assets — (0.2)%	(87,931)
	TOTAL NET ASSETS — 100.0%	$39,309,743

*Non-income producing security.
[1]The Nomura Call Option is issued by Nomura Securities Ltd. and provides AXS Adaptive Plus Fund exposure to the ProfitScore Trading Program that is designed to produce the returns of Adaptive Equity Index.
[2]The rate is the annualized seven-day yield at period end.